Consolidated cash flow statement - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flow from operating activities
Net profit/(loss) for the year		$ 562,574	$ (42,089)	$ 88,114
Reversals:
Profit from sale of vessels		(10,165)		(1,069)
Depreciation and amortization		139,023	130,851	121,922
Impairment losses on tangible assets		2,647	4,645	11,096
Share of profit/(loss) from joint ventures		(152)	104	242
Financial income		(4,037)	(241)	(536)
Financial expenses		48,793	42,382	49,914
Tax expenses		(5,911)	1,344	1,415
Other non-cash movements		(3,691)	1,350	1,093
Dividends received from joint ventures			275	275
Interest received and realized exchange gains		4,037	241	583
Interest paid and realized exchange losses		(49,631)	(41,046)	(52,905)
Income taxes paid		(658)	(1,379)	(252)
Change in inventories, receivables and payables, etc.		(180,915)	(48,489)	15,909
Net cash flow from operating activities		501,914	47,948	235,801
Cash flow from investing activities
Investment in tangible fixed assets	[1]	(119,344)	(319,787)	(173,050)
Investment in intangible fixed assets		(618)
Acquisition of subsidiaries, net of cash acquired		1,070
Sale of tangible fixed assets		106,623	10,033	83,662
Change in restricted cash		23,542	19,161	(30,414)
Net cash flow from investing activities		11,273	(290,593)	(119,802)
Cash flow from financing activities
Proceeds, borrowings		96,254	548,817	734,346
Repayment, borrowings		(275,155)	(253,420)	(746,475)
Dividend paid		(166,658)		(70,611)
Proceeds from issuing shares	[1]	8,015	2,863	788
Transaction costs share issue		(31)	(285)	(32)
Purchase/disposal of treasury shares				(1,348)
Net cash flow from financing activities		(337,575)	297,975	(83,332)
Net cash flow from operating, investing and financing activities		175,612	55,330	32,667
Cash and cash equivalents beginning balance		144,844	89,514	56,847
Cash and cash equivalents ending balance		320,456	144,844	89,514
Restricted cash equivalents ending balance		3,347	26,889	46,050
Cash and cash equivalents including restricted cash ending balance		$ 323,803	$ 171,733	$ 135,564

[1]	In 2021 share capital was increased by USD 57.9m including a USD 55.0m non-cash share issue in relation to acquisition of eight vessels. Please refer to Note 17 for further reference.